Income Taxes (Schedule of Income Tax Components) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Current:
Federal			$ 8,127	$ 6,979	$ 4,080
State			2,130	3,124	1,389
Current income tax expense (benefit)			10,257	10,103	5,469
Deferred:
Federal			3,043	1,434	(673)
State			769	(1,378)	(43)
Deferred income tax expense (benefit)	(265)	4,354	3,812	56	(716)
Income tax expense (benefit)			$ 14,069	$ 10,159	$ 4,753